Organization (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	May 31, 2024	Aug. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents and short-term investments	$ 8,077,849	$ 4,841,098	$ 5,992,610
Working capital		$ 5,261,925	$ 6,017,272
Impairment charges	$ 380,220